Trade Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes	¥ 17,207	¥ 16,739
Accounts	569,138	528,032
Trade Accounts And Notes Receivable Gross Current, Total	586,345	544,771
Less allowance for doubtful receivables	(12,970)	(11,563)
Trade receivables, net (Note 3)	¥ 573,375	¥ 533,208